Inventory (Details) - USD ($) $ in Millions	Jun. 30, 2017	Dec. 31, 2016
Inventory [Line Items]
Inventory	$ 93	$ 97
Natural gas [Member]
Inventory [Line Items]
Inventory	17	15
LNG [Member]
Inventory [Line Items]
Inventory	29	45
Materials and other [Member]
Inventory [Line Items]
Inventory	$ 47	$ 37